FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Report here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AT&T Investment Management Corporation ("ATTIMCO")
Address:  295 North Maple Avenue, Room 7202M2
          Basking Ridge, NJ  07920

13F File Number:  28-5552

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lynn Carroll
Title:   Vice President and Chief Operating Officer
Phone:   908-221-2574

Signature, Place and Date of Signing:

Lynn Carroll          Basking Ridge, NJ          July 16, 1999
------------          -----------------          -------------
[Signature]             [City, State]               [Date]


Report Type (Check only one.):

[X}               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  $636,084.813


List of Other Included Managers:    None

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
                           FORM 13F INFORMATION TABLE


Name of                      Title of                 Value         Shares/      Investment   Other   Voting Authority
Issuer                       Class        Cusip       (x$1000)      Prn Amt      Discretion   Man.    Sole Shar None
--------------------------   ----------   ---------   -----------   ----------   ----------   -----   ----------------
Taubman Centers, Inc.        Common       876664103    69,509,572    5,270,868   Sole         Sole     5,270,868
Simon Property Group, Inc.   Common       828806109   443,694,658   17,933,850   Sole         Sole    17,933,850
Simon Property Group, Inc.   Pfd. Conv.
                             Series B     828806406   122,880,583    1,636,771   Sole         None     1,636,771